PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	December 31, 2011	December 31, 2010

Leasehold improvement	$1,813,611	$1,641,107
Buildings	420,231	408,197
Machinery and equipment	7,713,421	6,459,014
Office equipment and furniture	1,740,532	1,194,797
Motor vehicles	3,055,123	1,686,177
Total	14,742,918	11,389,292
Less: Accumulated depreciation	(4,966,161)	(3,492,709)
	$9,776,757	$7,896,583

Management determined that there were no impairment provisions necessary at December 31, 2011 and 2010. Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $1,335,805, $897,154 and $840,636, respectively.

As of December 31, 2011 and 2010, buildings, machinery and equipment with an aggregate net book value of $147,878 and $1,423,624, respectively were pledged as collateral for short term borrowings from banks.